Schedule of prepaid expenses and other current assets (Details) - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Value Added Tax (VAT)	€ 1,534,555	€ 698,735
Research and development tax credit	910,000	749,676
Advances payments to suppliers	35,799	35,991
Other current assets	209,793	210,830
Other prepaids	636,532	117,994
Total	€ 3,326,679	€ 1,813,226